UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Harrison Street Securities, LLC
Address: 71 S. Wacker Drive
         Suite 3575
         Chicago, IL  60606

13F File Number:  028-14583

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James P. McNamara
Title:     Director of Operations
Phone:     312-582-2861

Signature, Place, and Date of Signing:

 /s/    James P. McNamara     Chicago, IL     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    25

Form 13F Information Table Value Total:    $379,706 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APARTMENT INVT & MGMT CO       CL A             03748R101     9279   405016 SH       SOLE                   405016        0        0
AVALONBAY CMNTYS INC           COM              053484101    22100   169221 SH       SOLE                   169221        0        0
BIOMED REALTY TRUST INC        COM              09063H107    12142   671572 SH       SOLE                   671572        0        0
BOSTON PROPERTIES INC          COM              101121101    24166   242634 SH       SOLE                   242634        0        0
CBL & ASSOC PPTYS INC          COM              124830100     9127   581306 SH       SOLE                   581306        0        0
CROWN CASTLE INTL CORP         COM              228227104    12542   279947 SH       SOLE                   279947        0        0
DIGITAL RLTY TR INC            COM              253868103    18093   271387 SH       SOLE                   271387        0        0
DUPONT FABROS TECHNOLOGY INC   COM              26613Q106     7858   324456 SH       SOLE                   324456        0        0
EASTGROUP PPTY INC             COM              277276101     7552   173680 SH       SOLE                   173680        0        0
ENTERTAINMENT PPTYS TR         COM SH BEN INT   29380T105    10005   228904 SH       SOLE                   228904        0        0
HEALTHCARE RLTY TR             COM              421946104    12242   658535 SH       SOLE                   658535        0        0
INLAND REAL ESTATE CORP        COM NEW          457461200     7278   956361 SH       SOLE                   956361        0        0
KIMCO RLTY CORP                COM              49446R109    16052   988438 SH       SOLE                   988438        0        0
MACERICH CO                    COM              554382101    13725   271249 SH       SOLE                   271249        0        0
MEDICAL PPTYS TRUST INC        COM              58463J304    15759  1596647 SH       SOLE                  1596647        0        0
MID-AMER APT CMNTYS INC        COM              59522J103    10506   167955 SH       SOLE                   167955        0        0
REGENCY CTRS CORP              COM              758849103    10757   285950 SH       SOLE                   285950        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    41405   321115 SH       SOLE                   321115        0        0
SL GREEN RLTY CORP             COM              78440X101    21118   316901 SH       SOLE                   316901        0        0
STAG INDL INC                  COM              85254J102     7016   611696 SH       SOLE                   611696        0        0
STRATEGIC HOTELS & RESORTS I   COM              86272T106    11686  2176201 SH       SOLE                  2176201        0        0
SUN COMMUNITIES INC            COM              866674104     7081   193830 SH       SOLE                   193830        0        0
UDR INC                        COM              902653104    26684  1063108 SH       SOLE                  1063108        0        0
VENTAS INC                     COM              92276F100    29798   540502 SH       SOLE                   540502        0        0
WYNN RESORTS LTD               COM              983134107    15735   142411 SH       SOLE                   142411        0        0